Contract Acquisition Costs, Net - Weighted Average Useful Life (Details) - Contract Acquisition Costs	12 Months Ended
Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	14 years 1 month 6 days
Conversion costs
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	15 years 7 months 6 days
Payments for processing rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	12 years 10 months 24 days